Hartford Small Cap Growth HLS Fund
Schedule of Investments September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.2%
	Automobiles & Components - 1.4%
102,207	Fox Factory Holding Corp.*	$7,597,046
87,616	Thor Industries, Inc.	8,346,300

		15,943,346

	Banks - 2.5%
181,554	First Hawaiian, Inc.	2,627,086
740,358	MGIC Investment Corp.	6,559,572
413,390	Sterling Bancorp	4,348,863
196,986	Synovus Financial Corp.	4,170,194
227,109	Triumph Bancorp, Inc.*	7,072,174
117,600	Western Alliance Bancorp	3,718,512

		28,496,401

	Capital Goods - 10.1%
187,683	Aerojet Rocketdyne Holdings, Inc.*	7,486,675
126,478	Altra Industrial Motion Corp.	4,675,892
144,455	Applied Industrial Technologies, Inc.	7,959,471
62,532	Armstrong World Industries, Inc.	4,302,827
54,679	Axon Enterprise, Inc.*	4,959,385
155,610	BWX Technologies, Inc.	8,762,399
58,448	Curtiss-Wright Corp.	5,450,861
90,710	EnerSys	6,088,455
129,409	ITT, Inc.	7,641,601
111,745	John Bean Technologies Corp.	10,268,248
78,541	Mercury Systems, Inc.*	6,083,786
173,866	Patrick Industries, Inc.	10,000,772
253,492	Rexnord Corp.	7,564,201
206,622	SPX Corp.*	9,583,128
160,777	SPX FLOW, Inc.*	6,884,471
84,916	Trex Co., Inc.*	6,079,986

		113,792,158

	Commercial & Professional Services - 3.7%
135,920	ASGN, Inc.*	8,639,075
105,485	Clean Harbors, Inc.*	5,910,325
133,029	Exponent, Inc.	9,582,079
101,251	Insperity, Inc.	6,630,928
118,802	Tetra Tech, Inc.	11,345,591

		42,107,998

	Consumer Durables & Apparel - 6.7%
71,110	American Outdoor Brands, Inc.*	926,563
64,602	Carter’s, Inc.	5,593,241
56,294	Deckers Outdoor Corp.*	12,385,243
154,221	PVH Corp.	9,197,741
372,389	Smith & Wesson Brands, Inc.	5,779,477
103,414	TopBuild Corp.*	17,651,736
673,345	Under Armour, Inc. Class C*	6,625,715
295,399	Wolverine World Wide, Inc.	7,633,110
216,206	YETI Holdings, Inc.*	9,798,456

		75,591,282

	Consumer Services - 4.0%
75,119	Churchill Downs, Inc.	12,305,994
89,255	Dunkin’ Brands Group, Inc.	7,310,877
225,857	Penn National Gaming, Inc.*	16,419,804
66,901	Wingstop, Inc.	9,142,022

		45,178,697

	Diversified Financials - 1.9%
189,937	OneMain Holdings, Inc.	5,935,531
774,826	SLM Corp.	6,268,342
116,700	StepStone Group, Inc. Class A*	3,105,387

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
116,569	Stifel Financial Corp.	$5,893,729

		21,202,989

	Food & Staples Retailing - 0.8%
277,735	Performance Food Group Co.*	9,615,186

	Food, Beverage & Tobacco - 2.3%
107,830	Freshpet, Inc.*	12,039,220
565,349	Hostess Brands, Inc.*	6,970,753
300,840	Simply Good Foods Co.*	6,633,522

		25,643,495

	Health Care Equipment & Services - 12.7%
64,997	Addus HomeCare Corp.*	6,142,867
29,547	Amedisys, Inc.*	6,985,797
150,243	AtriCure, Inc.*	5,994,696
137,536	Cardiovascular Systems, Inc.*	5,412,042
183,700	Globus Medical, Inc. Class A*	9,096,824
194,288	Health Catalyst, Inc.*	7,110,941
260,435	HMS Holdings Corp.*	6,237,418
16,845	ICU Medical, Inc.*	3,078,592
125,631	Integer Holdings Corp.*	7,413,485
141,399	Integra LifeSciences Holdings Corp.*	6,676,861
41,657	iRhythm Technologies, Inc.*	9,918,948
61,256	LHC Group, Inc.*	13,020,575
105,940	NuVasive, Inc.*	5,145,506
193,943	Omnicell, Inc.*	14,479,784
311,622	OraSure Technologies, Inc.*	3,792,440
93,967	Providence Service Corp.*	8,730,474
712,172	R1 RCM, Inc.*	12,213,750
103,118	Tandem Diabetes Care, Inc.*	11,703,893

		143,154,893

	Household & Personal Products - 0.6%
319,369	BellRing Brands, Inc. Class A*	6,623,713

	Insurance - 1.3%
187,251	James River Group Holdings Ltd.	8,338,287
96,986	Kemper Corp.	6,481,574

		14,819,861

	Materials - 3.0%
271,330	Axalta Coating Systems Ltd.*	6,015,386
174,913	Boise Cascade Co.	6,982,527
466,710	Graphic Packaging Holding Co.	6,575,944
107,632	Ingevity Corp.*	5,321,326
290,869	Louisiana-Pacific Corp.	8,583,544

		33,478,727

	Media & Entertainment - 1.2%
150,192	Cardlytics, Inc.*	10,599,049
149,170	Cargurus, Inc.*	3,226,547

		13,825,596

	Pharmaceuticals, Biotechnology & Life Sciences - 19.8%
439,389	Adverum Biotechnologies, Inc.*	4,525,707
619,417	Akebia Therapeutics, Inc.*	1,554,737
19,802	Akero Therapeutics, Inc.*	609,704
85,613	Allakos, Inc.*(1)	6,973,179
535,666	Amicus Therapeutics, Inc.*	7,563,604
226,367	Apellis Pharmaceuticals, Inc.*	6,829,492
47,807	Arena Pharmaceuticals, Inc.*	3,575,485
71,583	Arrowhead Pharmaceuticals, Inc.*	3,082,364
113,885	Biohaven Pharmaceutical Holding Co., Ltd.*	7,403,664
131,208	ChemoCentryx, Inc.*	7,190,198
163,748	Constellation Pharmaceuticals, Inc.*	3,317,534
241,997	Cytokinetics, Inc.*	5,239,235
339,528	Dicerna Pharmaceuticals, Inc.*	6,108,109
89,600	Dyne Therapeutics, Inc.*	1,809,024

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
87,138	Emergent BioSolutions, Inc.*	$9,003,969
326,139	Heron Therapeutics, Inc.*(1)	4,833,380
231,219	Homology Medicines, Inc.*	2,474,043
807,051	ImmunoGen, Inc.*	2,905,384
318,641	Karyopharm Therapeutics, Inc.*	4,652,159
101,137	Kodiak Sciences, Inc.*	5,988,322
80,587	Kymera Therapeutics, Inc.*	2,603,766
39,349	Madrigal Pharmaceuticals, Inc.*	4,671,907
233,415	Mersana Therapeutics, Inc.*	4,346,187
77,896	Mirati Therapeutics, Inc.*	12,934,631
94,399	MyoKardia, Inc.*	12,869,416
166,066	NanoString Technologies, Inc.*	7,423,150
34,000	Novavax, Inc.*	3,683,900
102,404	Pacira BioSciences, Inc.*	6,156,528
154,335	PTC Therapeutics, Inc.*	7,215,161
262,929	Radius Health, Inc.*	2,981,615
155,564	RAPT Therapeutics, Inc.*(1)	5,009,161
29,482	Reata Pharmaceuticals, Inc. Class A*	2,872,136
35,503	Repligen Corp.*	5,238,113
223,262	Revance Therapeutics, Inc.*	5,612,807
207,428	Rhythm Pharmaceuticals, Inc.*	4,494,965
280,626	TG Therapeutics, Inc.*	7,509,552
329,021	Theravance Biopharma, Inc.*	4,864,575
184,258	Tricida, Inc.*	1,669,377
93,125	Turning Point Therapeutics, Inc.*	8,135,400
74,684	Ultragenyx Pharmaceutical, Inc.*	6,138,278
207,998	Veracyte, Inc.*	6,757,855
147,979	Y-mAbs Therapeutics, Inc.*	5,680,914

		224,508,687

	Real Estate - 2.9%
325,538	Columbia Property Trust, Inc. REIT	3,551,620
53,023	Coresite Realty Corp. REIT	6,303,374
204,801	Corporate Office Properties Trust REIT	4,857,880
331,820	Essential Properties Realty Trust, Inc. REIT	6,078,942
559,749	Independence Realty Trust, Inc. REIT	6,487,491
49,920	PS Business Parks, Inc. REIT	6,109,709

		33,389,016

	Retailing - 2.2%
137,490	Floor & Decor Holdings, Inc. Class A*	10,284,252
240,676	Foot Locker, Inc.	7,949,528
92,611	Shutterstock, Inc.	4,819,477
9,800	Stamps.com, Inc.*	2,361,310

		25,414,567

	Semiconductors & Semiconductor Equipment - 4.3%
273,877	Axcelis Technologies, Inc.*	6,025,294
105,150	Cirrus Logic, Inc.*	7,092,368
286,104	Cohu, Inc.	4,915,267
97,404	First Solar, Inc.*	6,448,145
282,470	FormFactor, Inc.*	7,041,977
154,221	Power Integrations, Inc.	8,543,843
102,025	Synaptics, Inc.*	8,204,850

		48,271,744

	Software & Services - 15.0%
130,161	Alarm.com Holdings, Inc.*	7,191,395
11,800	Bentley Systems, Inc. Class B*	370,520
108,851	Blackbaud, Inc.	6,077,151
43,364	CACI International, Inc. Class A*	9,243,470
70,293	Everbridge, Inc.*	8,837,939
112,581	ExlService Holdings, Inc.*	7,426,969
80,263	Five9, Inc.*	10,408,506
157,021	LiveRamp Holdings, Inc.*	8,128,977
69,633	Manhattan Associates, Inc.*	6,649,255
257,225	Medallia, Inc.*	7,053,110

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
219,941	Mimecast Ltd.*		$10,319,632
37,241	Paylocity Holding Corp.*		6,011,442
54,531	Pegasystems, Inc.		6,600,432
238,400	Perficient, Inc.*		10,189,216
118,301	Q2 Holdings, Inc.*		10,796,149
191,075	Rapid7, Inc.*		11,701,433
117,791	Repay Holdings Corp.*		2,768,089
99,931	Science Applications International Corp.		7,836,589
186,090	Sprout Social, Inc. Class A*		7,164,465
433,800	SVMK, Inc.*		9,591,318
69,610	Varonis Systems, Inc.*		8,034,386
772,654	Verra Mobility Corp.*		7,463,838

			169,864,281

	Technology Hardware & Equipment - 1.9%
240,764	CTS Corp.		5,304,031
140,313	Insight Enterprises, Inc.*		7,938,910
114,932	Lumentum Holdings, Inc.*		8,634,841

			21,877,782

	Telecommunication Services - 0.4%
25,420	Bandwidth, Inc. Class A*		4,437,569

	Transportation - 0.5%
322,108	Marten Transport Ltd.		5,256,802

	Total Common Stocks (cost $907,449,224)		$1,122,494,790

Short-Term Investments - 0.7%
	Repurchase Agreements - 0.6%
6,312,257	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2020 at 0.040%, due on 10/01/2020 with a maturity value of $6,312,264; collateralized by U.S. Treasury Inflation Index Note at 0.125%, maturing 07/15/2030, with a market value of $6,438,602		6,312,257

	Securities Lending Collateral - 0.1%
1,443,451	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.03%(2)		1,443,451
14,016	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		14,016

			1,457,467

	Total Short-Term Investments (cost $7,769,724)		$7,769,724

	Total Investments (cost $915,218,948)	99.9%	$1,130,264,514
	Other Assets and Liabilities	0.1%	933,126

	Total Net Assets	100.0%	$1,131,197,640

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$15,943,346	$15,943,346	$—	$—
Banks	28,496,401	28,496,401	—	—
Capital Goods	113,792,158	113,792,158	—	—
Commercial & Professional Services	42,107,998	42,107,998	—	—
Consumer Durables & Apparel	75,591,282	75,591,282	—	—
Consumer Services	45,178,697	45,178,697	—	—
Diversified Financials	21,202,989	21,202,989	—	—
Food & Staples Retailing	9,615,186	9,615,186	—	—
Food, Beverage & Tobacco	25,643,495	25,643,495	—	—
Health Care Equipment & Services	143,154,893	143,154,893	—	—
Household & Personal Products	6,623,713	6,623,713	—	—
Insurance	14,819,861	14,819,861	—	—
Materials	33,478,727	33,478,727	—	—
Media & Entertainment	13,825,596	13,825,596	—	—
Pharmaceuticals, Biotechnology & Life Sciences	224,508,687	224,508,687	—	—
Real Estate	33,389,016	33,389,016	—	—
Retailing	25,414,567	25,414,567	—	—
Semiconductors & Semiconductor Equipment	48,271,744	48,271,744	—	—
Software & Services	169,864,281	169,864,281	—	—
Technology Hardware & Equipment	21,877,782	21,877,782	—	—
Telecommunication Services	4,437,569	4,437,569	—	—
Transportation	5,256,802	5,256,802	—	—
Short-Term Investments	7,769,724	1,457,467	6,312,257	—

Total	$1,130,264,514	$1,123,952,257	$6,312,257	$—

(1) For the period ended September 30, 2020, there were no transfers in and out of Level 3.

Hartford HLS Series Fund II, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of the Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by the Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above-mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

2. Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). The Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a security of the Fund is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

The Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Fund retains loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Fund’s securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Fund as of September 30, 2020.

Fund	Investment Securities on Loan, at market value(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Hartford Small Cap Growth HLS Fund	$1,485,444	$(1,485,444)	$—
(1)

It is the Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by the Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Hartford Small Cap Growth HLS Fund	$1,534,176	$—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2020.

Certain Transfers Accounted For As Secured Borrowings

Hartford Small Cap Growth HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,534,176	$—	$—	$—	$1,534,176

Total Borrowings	$1,534,176	$—	$—	$—	$1,534,176

Gross amount of recognized liabilities for securities lending transactions					$1,534,176

(1) Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.